Private Placement - Additional Information (Detail) - Private Placement Warrants [Member] - USD ($)		9 Months Ended	12 Months Ended
	Nov. 02, 2021	Sep. 30, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Class of warrants or rights issued during the period	12,000,000
Class of warrants or rights issued issue price per warrant	$ 1
Proceeds from issuances of warrants	$ 12,000,000
Number of days from which warrants will not be transferable or saleable		30 days	30 days
Over-Allotment Option [Member]
Class of Stock [Line Items]
Class of warrants or rights issued during the period	400,000	1,200,000	1,200,000
Sponsor [Member]
Class of Stock [Line Items]
Class of warrants or rights issued during the period	11,600,000
Sponsor [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Class of warrants or rights issued during the period	1,200,000